Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Detail) - CIESOP [member] - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of Options	9 months 18 days	1 year 5 months 15 days
Weighted average exercise price	₨ 287.3	₨ 288.2	₨ 279.2
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	286.85	286.85
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 287.75	₨ 291.25